UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23987

LORD ABBETT MUNICIPAL OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2026

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Municipal Opportunities Fund

For the six-month period ended March 31, 2026

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Holdings Presented by Credit Rating

3	Schedule of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Statement of Cash Flows

16	Financial Highlights

18	Notes to Financial Statements

32	Supplemental Information to Shareholders

Lord Abbett Municipal Opportunities Fund

Semiannual Report

For the six-month period ended March 31, 2026

From left to right: John Shaffer, Independent Trustee and Chair of the Lord Abbett Alternatives Funds and Steven F. Rocco, Interested Trustee, President and Chief Executive Officer of the Lord Abbett Alternatives Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Opportunities Fund for the six-month period ended March 31, 2026. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett Family of Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Steven F. Rocco

Trustee, President and Chief Executive Officer

Portfolio Holdings Presented by Credit Rating

March 31, 2026

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.15%
AA+	0.16%
AA	1.29%
AA-	2.07%
A+	8.94%
A	4.88%
BBB	0.54%
BBB-	3.62%
BB+	2.34%
BB	3.04%
BB-	1.23%
B+	1.03%
B-	0.52%
CCC	0.60%
CC	0.71%
NR	64.88%
Total	100.00%

(a)	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
*	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

Municipal Opportunities Fund March 31, 2026

Investments						Shares	Fair Value
LONG-TERM INVESTMENTS 112.72%

INVESTMENT COMPANIES - CLOSED-END FUND 1.74%
AllianceBernstein National Municipal Income Fund, Inc.						129,025	$1,379,277
BNY Mellon Strategic Municipals, Inc.						183,547	1,154,511
BNY Mellon Strategic Municipal Bond Fund, Inc.						224,958	1,351,998
Total Investment Companies – Closed-End Fund (cost $3,843,818)							3,885,786

	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount

MUNICIPAL BONDS 110.93%

Corporate-Backed 7.43%
Arkansas Development Finance Authority - Hybar LLC AMT†	7.375%		7/1/2048	NR		$200,000	216,434
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		5,160,000	2,734,800
East Nassau Stewardship District Special Assessment 2025 FL	6.25%		5/1/2056	NR		1,300,000	1,325,043
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR		5,190,000	5,241,275
Legacy Community Authority CO	6.75%		12/1/2055	NR		4,140,000	4,204,445
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B-		1,750,000	1,326,092
Savannah Georgia Convention Center Authority†	6.25%		6/1/2061	NR		1,600,000	1,583,816
Total							16,631,905

Education 14.03%
California Infrastructure & Economic Development Bank(b)	5.25%		5/15/2059	AA		1,235,000	1,301,046
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(c)	865,000	811,910
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%		11/1/2041	BB-	(c)	375,000	341,143

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

Municipal Opportunities Fund March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR	$1,110,000	$956,121
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR	3,300,000	3,252,116
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	6.00%	8/15/2055	BB	4,490,000	4,331,643
Development Authority of The City of Marietta - Life University Inc GA†	5.00%	11/1/2047	B1	3,000,000	2,636,143
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.25%	7/1/2055	BB+	5,000,000	5,021,974
Illinois Finance Authority - Illinois Institute of Technology†	5.875%	9/1/2046	BB+	1,000,000	983,866
Lamar Consolidated Independent School District TX(b)	5.00%	2/15/2059	AAA	10,000,000	10,233,348
Louisiana Public Facilities Authority - Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR	1,500,000	1,516,963
Total					31,386,273

General Obligation 5.31%
Copperleaf Metropolitan District No 5. CO GO	6.50%	12/1/2055	NR	1,800,000	1,817,015
Grapevine Wash Local District - Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%	3/1/2055	NR	1,000,000	964,515
Haymeadow Metropolitan District No. 1 CO GO	6.125%	12/1/2054	NR	3,625,000	3,698,416
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon	6/1/2055	NR	1,000,000	857,467
Public Finance Authority - Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR	2,695,000	1,122,590
Public Finance Authority WI†	6.00%	11/15/2045	NR	3,500,000	3,432,373
Total					11,892,376

Health Care 29.20%
Arizona Industrial Development Authority - Navajo Health Foundation- Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	1,500,000	1,607,851
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	4,279,000	3,158,266

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

Municipal Opportunities Fund March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR		$4,500,000	$4,486,608
California Public Finance Authority - QSH/LB LLC†	6.625%	6/1/2065	NR		1,750,000	1,799,020
California Public Finance Authority - QSH/MB LLC†	6.75%	7/1/2065	NR		2,995,000	3,149,882
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%	1/1/2065	NR		1,000,000	1,026,000
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(c)	2,330,000	2,004,499
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		3,720,000	3,799,604
Florida Local Government Finance Commission - Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR		1,030,000	1,023,926
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2045	NR		1,100,000	822,558
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.50%	12/1/2065	BBB		1,460,000	1,376,853
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR		1,500,000	1,503,972
King County Public Hospital District No. 4 WA	7.00%	12/1/2060	NR		2,800,000	2,809,122
Maryland Health & Higher Educational Facilities Authority(b)	5.00%	7/1/2054	A+		200,000	203,250
Maryland Health & Higher Educational Facilities Authority(b)	5.25%	7/1/2054	A+		200,000	203,249
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR		1,345,000	1,332,535
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	6.50%	7/1/2056	NR		5,800,000	5,663,440
Norman Regional Hospital Authority Obligated Group OK	3.25%	9/1/2038	CCC		2,250,000	1,533,190
Public Finance Authority - Munificent Behavioral Hospitals I Inc Obligated Group WI†	7.25%	1/1/2061	NR		6,000,000	6,299,443

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

Municipal Opportunities Fund March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon		7/1/2064	NR		$168,920,000	$1,940,164
Rhode Island Health & Educational Building Corp. - Chartercare Health of Rhode Island Obligated Group	8.50%		10/1/2056	NR		4,375,000	4,523,205
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%		10/1/2059	NR		2,455,000	1,622,350
South Carolina Jobs-Economic Development Authority - Connexion Communities Obligated Group†	6.75%		10/15/2060	NR		5,000,000	5,041,287
Washington State Housing Finance Commission - Horizon House Obligated Group	6.25%		1/1/2061	BB	(c)	3,500,000	3,469,533
Westchester County Local Development Corp. - QSH/Tarrytown LLC NY†	6.50%		12/1/2065	NR		1,625,000	1,650,286
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	7.50%		11/1/2055	NR		3,000,000	3,296,915
Total							65,347,008

Housing 9.10%
California Community Housing Agency Summit at Sausalito Apartments†	4.00%		2/1/2050	NR		9,360,000	6,878,507
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR		3,500,000	2,365,747
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR		5,050,000	4,595,814
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR		4,000,000	820,587
Miami-Dade County Industrial Development Authority - PRG - Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR		4,800,000	4,926,618
New Hampshire Business Finance Authority†	3.922%	#(a)	1/20/2041	NR		1,000,000	779,130
Total							20,366,403

Multi-Family Housing 1.01%
New Hampshire Business Finance Authority†	4.219%	#(a)	6/20/2049	NR		3,000,000	2,260,695

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

Municipal Opportunities Fund March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 9.92%
Capital Trust Agency, Inc. - Educational Growth Fund LLC FL†	5.00%		7/1/2056	NR	$4,000,000	$3,438,897
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	8,323,614	5,087,809
Municipal Improvement Corp. of Los Angeles(b)	5.50%		5/1/2055	A+	5,500,000	5,868,631
New Hampshire Business Finance Authority - Centurion Foundation Sample Road LLC	5.54%		8/15/2057	NR	8,085,000	7,792,849
Total						22,188,186

Pollution Control 1.40%
Pennsylvania Economic Development Financing Authority - Noble Environmental Inc†	6.875%		9/1/2047	NR	3,000,000	3,136,535

Special Tax 7.03%
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%		12/1/2053	NR	2,000,000	2,002,203
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	6.25%		12/1/2054	NR	5,100,000	5,089,507
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.75%		6/1/2055	NR	5,000,000	5,050,093
New York City Transitional Finance Authority(b)	5.50%		5/1/2052	AAA	400,000	425,827
New York Transportation Development Corp.(b)	6.00%		6/30/2050	Baa3	1,000,000	1,058,523
New York Transportation Development Corp.(b)	6.00%		6/30/2055	Baa3	2,000,000	2,100,742
Total						15,726,895

Tax Revenue 0.19%
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(b)	5.25%		3/15/2052	Aa1	400,000	416,956

Tobacco 5.39%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	9,745,000	7,869,088
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	500,000	125,090

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

Municipal Opportunities Fund March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR	$15,000,000	$1,503,237
Nassau County Tobacco Settlement Corp. NY	5.00%		6/1/2035	CC	1,500,000	1,111,066
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CC	804,547	705,604
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2041	NR	2,000,000	736,115
Total						12,050,200

Transportation 13.79%
New Jersey Transportation Trust Fund Authority - State of New Jersey(b)	5.00%		6/15/2055	A1	12,000,000	12,231,446
Oklahoma Turnpike Authority(b)	5.50%		10/1/2054	Aa3	5,000,000	5,325,991
Public Finance Authority - Million Air Three Obligated Group WI AMT†	7.00%		9/1/2054	NR	2,000,000	2,107,388
Public Finance Authority - Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	5,000,000	5,056,589
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	Baa3	6,000,000	6,128,276
Total						30,849,690

Utilities 7.13%
Black Belt Energy Gas District(b)	5.00%			A2	5,500,000	5,509,433
Black Belt Energy Gas District(b)	5.00%		10/1/2035	A2	6,000,000	6,010,290
Southeast Energy Authority A Cooperative District AL(b)	5.00%	#(a)	1/1/2056	A1	4,400,000	4,428,251
Total						15,947,974
Total Municipal Bonds (cost $248,379,362)						248,201,096

OTC OPTIONS PURCHASED 0.04% (cost $130,410)						98,649

WARRANTS 0.01%

Construction & Engineering 0.01%
BL Train Holdings West LLC* (cost $0)	11.50%		12/1/2035	NR	13,816	24,178	(d)
Total Long-Term Investments (cost $252,353,590)						252,209,709

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

Municipal Opportunities Fund March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.94%

VARIABLE RATE DEMAND NOTES 1.34%

General Obligation 0.89%
City of New York NY GO	2.900%	4/1/2026	4/1/2042	AA	$2,000,000	$2,000,000

Utilities 0.45%
Development Authority of Appling County - Georgia Power Co	2.700%	4/1/2026	11/1/2052	A	1,000,000	1,000,000
Total Variable Rate Demand Notes (cost $3,000,000)						3,000,000

REPURCHASE AGREEMENTS 0.60%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,356,700 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,377,837; proceeds: $1,350,755 (cost $1,350,634)					1,350,634	1,350,634
Total Short-Term Investments (cost $4,350,634)						4,350,634
Total Investments in Securities 114.66% (cost $256,704,224)						256,560,343
Other Assets and Liabilities – Net(f) (14.66)%						(32,803,203)
Net Assets 100.00%						$223,757,140

AMT	Income from the security may be subject to Alternative Minimum Tax.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $101,346,233, which represents 45.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

Municipal Opportunities Fund March 31, 2026

(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2026	3	Short	$(350,655)	$(341,625)	$9,030

OTC Options Purchased at March 31, 2026:

Description	Put/ Call	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
CDX.NA.HY.S45	Put	Barclays Bank PLC	15,000,000	5/20/2026	$102	$15,000,000	$93,881
CDX.NA.IG.S45	Put	Goldman Sachs	15,000,000	4/15/2026	0.0075	15,000,000	4,768
Total OTC Options Purchased							$98,649

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investment Companies - Closed-End Fund	$3,885,786	$–	$–	$3,885,786
Municipal Bonds	–	248,201,097	–	248,201,097
OTC Options Purchased	–	98,649	–	98,649
Warrants	–	–	24,178	24,178
Short-Term Investments
Variable Rate Demand Notes	–	3,000,000	–	3,000,000
Repurchase Agreements	–	1,350,633	–	1,350,633
Total	$3,885,786	$252,650,379	$24,178	$256,560,343

Other Financial Instruments
Futures Contracts
Assets	$9,030	$–	$–	$9,030
Liabilities	–	–	–	–
Total	$9,030	$–	$–	$9,030

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

March 31, 2026

ASSETS:
Investments in securities, at cost	$256,704,224
Investments in securities, at fair value	$256,560,343
Deposits with brokers for futures collateral	11,100
Receivables:
Interest	3,872,120
Capital shares sold	680,348
From advisor (See Note 4)	151,533
Prepaid expenses	42,011
Total assets	261,317,455
LIABILITIES:
Payables:
Trust certificates (See Note 2(e))	36,120,000
Interest expense and fees	212,693
Management fee	124,693
Distribution and Servicing Plan	27,132
Fund administration	7,060
Variation margin for futures contracts	1,125
Trustees’ fees	296
Distributions payable	1,062,373
Accrued expenses	4,943
Total liabilities	37,560,315
Commitments and contingent liabilities (See Note 2(e))	–
NET ASSETS	$223,757,140
COMPOSITION OF NET ASSETS:
Paid-in capital	$223,032,467
Total distributable earnings/(loss)	724,673
Net Assets	$223,757,140

Net assets by class:
Class A Shares	$44,969,648
Class I Shares	$178,787,492
Outstanding shares by class:
Class A Shares	4,427,135
Class I Shares	17,601,581

Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$10.16
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$10.42
Class I Shares-Net asset value	$10.16

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the six months ended March 31, 2026

Investment income:
Dividends	$81,470
Interest and other	5,505,308
Total investment income	5,586,778
Expenses:
Management fee	541,850
Distribution and Servicing Plan–Class A	116,575
Interest expense and fees (See Note 2(e))	295,637
Shareholder servicing	99,500
Professional	79,622
Registration	38,460
Fund administration	31,275
Reports to shareholders	14,450
Trustees’ fees	10,425
Custody	1,466
Other	19,031
Gross expenses	1,248,291
Fees waived and expenses reimbursed (See Note 4)	(640,611)
Net expenses	607,680
Net investment income	4,979,098
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	651,256
Net realized gain/(loss) on futures contracts	(12,718)
Net realized gain/(loss) on OTC written options	(133,365)
Net change in unrealized appreciation/(depreciation) on investments	(2,420,283)
Net change in unrealized appreciation/(depreciation) on futures contracts	18,071
Net realized and unrealized gain/(loss)	(1,897,039)
Net Increase in Net Assets Resulting From Operations	$3,082,059

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2026 (unaudited)	For the Period Ended September 30, 2025(1)
Operations:
Net investment income	$4,979,098	$2,389,960
Net realized gain/(loss)	505,173	27,552
Net change in unrealized appreciation/(depreciation)	(2,402,212)	2,267,361
Net increase in net assets resulting from operations	3,082,059	4,684,873
Distributions to Shareholders:
Class A	(848,182)	(228,150)
Class I	(3,873,005)	(2,092,922)
Total distribution to shareholders	(4,721,187)	(2,321,072)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	116,961,065	108,479,127
Reinvestment of distributions	668,384	709,462
Cost of shares reacquired	(2,664,875)	(1,120,696)
Net increase in net assets resulting from capital share transactions	114,964,574	108,067,893
Net increase in net assets	113,325,446	110,431,694
NET ASSETS:
Beginning of period	$110,431,694	$–
End of period	$223,757,140	$110,431,694

(1)	For the period October 22, 2024, commencement of operations, to September 30, 2025.

See Notes to Financial Statements.	13

Statement of Cash Flows (unaudited)

For the six months ended March 31, 2026

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,082,059
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments purchased	(193,176,283)
Investments sold and principal repayments	59,174,213
Net increase in short-term investments	(1,366,065)
Net amortization/(accretion) of premium (discount)	(577,288)
Increase in receivable from advisor	(54,865)
Increase in capital shares sold	(2,663)
Increase in interest receivable	(2,261,238)
Decrease in prepaid expenses	1,614
Decrease in variation margin payable for futures contracts	1,875
Increase in interest expense and fees payable	130,575
Increase in management fee payable	70,057
Increase in distributions payable	540,959
Increase in distribution and servicing plan fees payable	19,033
Increase in fund administration fees payable	3,643
Decrease in trustees’ fees payable	(501)
Decrease in accrued expenses	(52,539)
Net realized (gain)/loss on investments	(651,256)
Net change in unrealized (appreciation)/depreciation on investments	2,420,283
Net Cash Used in Operating Activities	(132,698,387)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cost of shares reacquired	$(2,664,875)
Distributions to shareholders	(4,052,803)
Net proceeds from sales of shares	116,961,065
Proceeds from trust certificates	22,455,000
Net Cash Provided by Financing Activities	132,698,387
Net change in cash	–
Cash and restricted cash beginning of period	$11,100
Cash and restricted cash end of period	$11,100
Supplemental disclosure of cash flow information:
Cash paid for interest expense	$295,637
Reinvestment of distributions	668,384
Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities, ending balance:
Cash	$–
Deposits with brokers for futures collateral	$11,100
Total cash and restricted cash ending balance	$11,100

14	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:

		Investment Operations:			Distributions To shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2026(d)	$10.21	$0.29	$(0.06)	$0.23	$(0.28)	$10.16
10/22/2024 to 9/30/2025(g)	10.00	0.52	0.15	0.67	(0.46)	10.21
Class I
3/31/2026(d)	10.21	0.33	(0.07)	0.26	(0.31)	10.16
10/22/2024 to 9/30/2025(g)	10.00	0.58	0.16	0.74	(0.53)	10.21

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for Class I assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on October 22, 2024.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.21	(e)	1.37	(f)	0.99	(f)	2.19	(f)	5.74	(f)	$44,970	32	(e)
6.84	(e)	1.45	(f)	1.00	(f)	2.37	(f)	5.50	(f)	14,178	60	(e)

2.59	(e)	0.62	(f)	0.25	(f)	1.44	(f)	6.48	(f)	178,787	32	(e)
7.58	(e)	0.71	(f)	0.25	(f)	1.60	(f)	6.21	(f)	96,254	60	(e)

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on July 3, 2024. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on October 22, 2024.

The Fund’s primary investment objective is to seek a high level of income exempt from federal income tax. Capital appreciation is a secondary investment objective. Currently, the Fund offers three classes of Shares: Class A, Class I and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class I and Class U shares. Class U shares have not commenced operations.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fixed Income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the

Notes to Financial Statements (unaudited)(continued)

circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2026 and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A and Class I shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

(c)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of March 31, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(d)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e)	Municipal Bonds Held in Trust–The Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the

Notes to Financial Statements (unaudited)(continued)

transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in the Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of the Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2026, as well as the average trust certificates for the period ended March 31, 2026:

Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
$36,120,000	2.20% - 2.82%	$55,316,984	$26,413,333

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market or fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOB Residuals likely will adversely affect the Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s NAV per share. The carrying value of the Fund’s liability for Trust certificates approximates its fair value.

If measured at fair value, the amounts would be level 2 in the fair value hierarchy on March 31, 2026.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s management believes that the Fund’s restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

Notes to Financial Statements (unaudited)(continued)

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	When-Issued Municipal Bonds–The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended March 31, 2026, the Fund used derivative instruments including futures contracts and options purchased in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the

Notes to Financial Statements (unaudited)(continued)

Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Futures Contracts–During the six months ended March 31, 2026, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended March 31, 2026, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Options–During the six months ended March 31, 2026, the Fund purchased over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an

Notes to Financial Statements (unaudited)(continued)

option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized appreciation/(depreciation) on investments, respectively, in the Fund’s Statement of Operations.

Summary of Derivatives Information–As of March 31, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

Asset Derivatives	Statement of Assets and Liabilities Location	Credit Contracts	Interest Rate Contracts
Futures Contracts(1)	Payable, variation margin for futures contracts	–	$9,030
OTC Options Purchased	Investments in securities, at value	$98,649	–

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the six months ended March 31, 2026:

	Statement of Operations Location	Credit Contracts	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	–	$(12,718)
OTC Options Purchased	Net realized gain/(loss) on investments	$ 122,904	–
OTC Written Options	Net realized gain/(loss) on OTC written options	$(133,365)	–

Notes to Financial Statements (unaudited)(continued)

	Statement of Operations Location	Credit Contracts	Interest Rate Contracts
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$18,071
OTC Options Purchased	Net change in unrealized appreciation/(depreciation) on investments	$(9,008)	–
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		–	3
OTC Options Purchased		$22,142,857	–
OTC Written Options		$(2,142,857)	–

Disclosures About Offsetting Assets and Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$98,649	$ —	$98,649
Total	$98,649	$ —	$98,649

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Goldman Sachs	$4,768	$–	$–	$–	$4,768
Barclays Bank PLC	93,881	–	–	–	93,881
Total	$98,649	$–	$–	$–	$98,649

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets/(liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of March 31, 2026.

Notes to Financial Statements (unaudited)(continued)

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily total managed assets at an annual rate of .60%. Total managed assets includes total assets of the Fund (including assets attributable to any inverse floating rate securities, reverse repurchase agreements, dollar roll transactions, or similar transactions, borrowings and preferred shares that may be outstanding, if any) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar roll transactions, or similar transactions, and borrowings). During the period when the Fund is using leverage, the management fee paid to Lord Abbett will be higher than if the Fund does not use leverage because the management fee paid is calculated based on the Fund’s total assets, which include the assets purchased through leverage.

For the six months ended March 31, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of 0.00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

For the six months ended March 31, 2026 and continuing through January 31, 2027, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administration fee and reimburse the Fund’s other expenses to the extent necessary so that the total net operating expenses for each class excluding certain of the Fund’s expenses, do not exceed an annual rate of .25%.

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A Shares and Class U Shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.50%	.50%

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Class I does not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended March 31, 2026:

Distributor Commissions	Dealers’ Concessions
$ –	$327,181

One Trustee and certain of the Fund’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the period ended March 31, 2026 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Municipal Opportunities Fund	$4,721,187	$ –	$ –	$ –	$4,721,187

The tax character of distributions paid during the period ended September 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Municipal Opportunities Fund	$2,239,264	$81,808	$ –	$ –	$2,321,072

As of March 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Municipal Opportunities Fund	$206,841,396	$17,158,984	$(3,452,358)	$13,706,626

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$183,803,023	$ –	$58,116,671

7.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among certain Lord Abbett-sponsored closed-end funds primarily based on the relative net assets of each fund.

8.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2026, the Fund did not have any securities on loan.

10.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly

Notes to Financial Statements (unaudited)(continued)

repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the Fund’s outstanding Shares at NAV. For the six months ended March 31, 2026, the results of the repurchase offers were as follows:

Repurchase Request Deadline	Repurchase Pricing Date	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased
October 21, 2025	October 21, 2025	$1,129,612	110,099	0.93%
January 27, 2026	January 27, 2026	$1,535,219	149,632	0.93%

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred (100) Shares and who tender all of their Shares, before prorating Shares tendered by other shareholders; provided that, if a shareholder holds Shares through a financial intermediary, such financial intermediary may not be willing or able to arrange for this treatment on such shareholder’s behalf. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

Notes to Financial Statements (unaudited)(continued)

11.	INVESTMENT RISKS

The Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, the Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, the Fund’s investments may gain value.

Additional risks that could reduce the Fund’s performance or increase volatility include, in alphabetical order, artificial intelligence risk, business continuity risk, call risk, credit default swaps risk, credit risk, counterparty risk, cyber security risk, defaulted bonds risk, derivatives risk, distressed debt risk, distribution risk, extension risk, fixed income securities risk, floating rate interest risk, governmental risk, investments in other investment companies risk, issuer risk, leverage risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, municipal securities risk, new fund risk, non-diversification risk, operational risk, private placements risk, repurchase offers risk, risk of regulatory changes, state and territory risks, tax treatment risks, taxability risk, tender option bond risk, valuation risk, and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). The Fund invests a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

The Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

The Fund may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from the Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk.

Notes to Financial Statements (unaudited)(concluded)

The Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2026 (unaudited)		For the period ended September 30, 2025(a)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,066,612	$31,432,636	1,455,278	$14,512,839
Reinvestment of distributions	79	812	253	2,551
Shares reacquired	(28,104)	(288,345)	(66,983)	(652,937)
Increase	3,038,587	$31,145,103	1,388,548	$13,862,453

Class I Shares
Shares sold	8,340,623	$85,528,429	9,405,060	$93,966,288
Reinvestment of distributions	65,041	667,572	70,417	706,911
Shares reacquired	(231,631)	(2,376,530)	(47,929)	(467,759)
Increase	8,174,033	$83,819,471	9,427,548	$94,205,440

(a)	For the period October 22, 2024 (commencement of operations) to September 30, 2025.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the 1940 Act (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed and evaluated the written information that Lord Abbett had presented for the Board’s review, as well as Lord Abbett’s presentations during the Meeting. Before making their decision as to the Municipal Opportunities Fund, the Independent Trustees had the opportunity to meet with their independent legal counsel and to ask questions of Lord Abbett and request further information, and met with their own legal counsel, taking into account the Board’s knowledge of Lord Abbett gained through its meetings and discussions.

The materials received and reviewed by the Board included, but were not limited to: (1) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and for certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (3) sales and share repurchase information for the Fund; (4) information regarding Lord Abbett’s financial condition; (5) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (6) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Based on its review of all of the information, the Board determined that the Management Agreement was consistent with the best interests of the Fund and its shareholders and enabled the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. In reaching these conclusions, the Board considered the following:

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Management Agreement.

Investment Performance. The Board considered the Fund’s investment performance and noted that the Fund commenced operations on October 22, 2024 and therefore has a limited operating history. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that the Fund’s Management Agreement should be continued.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Personnel and Methods. The Board considered the qualifications of the Lord Abbett personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered Lord Abbett’s approach to: (i) staffing, including the size, experience, and turnover of its staff; (ii) implementing its investment methodology and philosophy; and (iii) recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level and the effective management fee of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the effective management fee rate of the Fund were each below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Management Agreement, that the management fees paid by the Fund to Lord Abbett were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Management Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board also considered the Fund’s existing management fee schedule and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

of Lord Abbett’s investment advisory business apart from its registered fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain share classes of the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of such Rule 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Fund. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett funds, but that business could also benefit the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, may enter into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett funds. The Board also took into consideration the investment research that Lord Abbett may receive as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Management Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Management Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Management Agreement. In considering whether to approve the continuation of the Management Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Municipal Opportunities Fund	MOPPS-3 (05/26)

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended March 31, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
(a) The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.
Not applicable.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
(a) The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b) There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 15:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) The information required by this Item 17(a) is only required in an annual report on this Form N-CSR.

(b) The information required by this Item 17(b) is only required in an annual report on this Form N-CSR.

Item 18:	Recovery of Erroneously Awarded Compensation.
(a) Not applicable.

(b) Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Alternatives Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL OPPORTUNITIES FUND

	By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 28, 2026

	By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)
Date: May 28, 2026